Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments Accounted For Using Equity Method
Schedule of Investments In joint ventures and associate

	Percentage of participation	As of December 31, 2023	As of December 31, 2022
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50,00	12,650,998	10,874,398
Central Cervecera de Colombia S.A.S.	50,00	19,793,183	21,228,654
Zona Franca Central Cervecera S.A.S.	50,00	106,768,550	84,611,035
Aguas de Origen S.A.	50,00	8,636,461	22,064,018
Total joint ventures		147,849,192	138,778,105
Aguas Danone de Argentina S.A.	49,00	880,815	1,334,009
Others companies		863,173	813,898
Total associates		1,743,988	2,147,907
Total		149,593,180	140,926,012

Schedule of acquisition of joint ventures and associates

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Aguas Danone de Argentina S.A.	72,589	104,552
Aguas de Origen S.A.	3,017,505	2,336,251
Total	4,984,864	4,335,573

Schedule of share of profit loss of associates and joint ventures accounted

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(10,565,966)	(9,410,015)	(5,935,519)
Zona Franca Central Cervecera S.A.S.	(1,710,319)	(1,965,827)	2,904,998
Aguas de Origen S.A.	(9,695,813)	2,533,720	–
Cervecería Austral S.A.	2,802,039	2,829,304	3,957,553
Total joint ventures	(19,170,059)	(6,012,818)	927,032
Aguas Danone de Argentina S.A.	(45,336)	(5,272,903)	–
Others companies	(2,363)	307,653	(701,006)
Total associates	(47,699)	(4,965,250)	(701,006)
Total	(19,217,758)	(10,978,068)	226,026

Schedule of changes in investments in joint ventures and associates.

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Balance at the beginning of year	140,926,012	138,114,480
Others payments to acquire interests in joint ventures	7,086,899	36,465,915
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(19,217,758)	(10,978,068)
Dividends received	(908,640)	(4,164,922)
Others (*)	21,706,667	(18,511,393)
Total	149,593,180	140,926,012

(*) Mainly includes effects from the foreign currency of joint ventures.

Schedule of summary of significant financial information related to joint ventures and associates.

	Associates		Joint ventures
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	120,150	1,002,278	130,488,940	185,086,705
Non-current assets	1,871,190	3,554,693	360,977,091	287,017,890
Current liabilities	(101,254)	885,460	106,403,754	127,663,233
Non-current liabilities	(240,587)	1,162,416	96,312,931	75,013,628

	Associates		Joint ventures
	For the years ended as of December 31,
	2023	2022	2023	2022	2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	120,587	133,790,585	411,989,034	327,979,632	266,707,778
Operating result	(180,321)	(8,524,865)	(28,106,929)	(8,895,582)	(3,907,203)
Net income for year	(92,524)	(13,235,375)	(37,483,698)	(14,228,664)	548,637
Other comprehensive income	(908,241)	(13,235,375)	51,387,114	(28,791,782)	16,571,448
Depreciation and amortization	(180,254)	(3,739,776)	(22,734,983)	(16,901,777)	(15,726,722)